Mortgages and Other Loans	3 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
MORTGAGES AND OTHER LOANS

NOTE 6 – MORTGAGES AND OTHER LOANS

The Company’s operations are financed through the issuance of equity to shareholders and external investors (non-controlling interests) and by obtaining senior loans from banks and financial institutions.

Generally, in the development projects for master planned communities, the Company raises up to approximately 35% of the capital required to purchase, initiate, and develop a project from equity investors. financing transactions with investment funds that invest through dedicated companies formed for each specific real estate investment, which dedicated companies invest in the single purpose entities, typically a LLC or a LP, established by the Company for each project which hold, directly or indirectly, the title in the property (each a “Property Company”).

Acquisition Loans

In addition to the fund raised by private investors, each Property Company takes out loans from banks and financial institutions. Generally, each Property Company finances the purchase of land through senior loans known as acquisition loans for periods of up to three years, subject to an option to extend. The loans are non-recourse loans, with no recourse to the Property Company. Most of these loans are secured, inter alia, by a first-ranking pledge on the Property Company’s rights in the property, while in some cases the loans are secured by a pledge on the rights of the parent company of the Property Company.

Acquisition loans are generally secured by a guarantee provided by one of the Controlling Shareholders for the full amount of the principal. Generally, loans finance up to 60% of the land acquisition costs. Some of the loans are “balloon” loans; i.e. the borrower makes monthly interest-only payments over the loan term, and the principal amount is paid in a lump sum at maturity, while other loans are repaid in fixed monthly principal and interest payments according to amortization schedules. (See below relating to the redemption date of these loans).

The loan agreements typically give the borrower an option to repay the loan before the due date, but with a penalty.

In general, close to the final repayment date of the loan, the Company repays the acquisition loan by taking a development loan for the purpose of developing the land.

As of December 31, 2021, the average annual interest rate on acquisition loans and the other loans provided to the Company’s Property Companies was 4.875%.

Development Loans

To finance the development of property following the completion of the planning stage, the Property Company obtains development loans, which are typically short-term, variable interest loans in line with the planned development period, whether for the entire project or for the relevant phase of the project for which the loan is taken (often with an option to extend the loan until the completion of development). Development loans are generally secured by a guarantee provided by one of the Controlling Shareholders for the full amount of the principal and/or a guarantee to complete the development of the project. The development loan agreement also includes a lien on the land in favor of the lenders and an assignment by way of a pledge on various rights relating to the project. The development loan agreement also includes restrictions on the distribution of cash flows deriving from the property. In practice, this restriction has no material impact on the Company since these loans are intended only for the development of the property and during the term of the loan the property will not be generating any revenue for the Company.

In accordance with some of the loans taken by the Company’s Property Companies, the borrower and the guarantor, as applicable, have undertaken to maintain certain financial ratios, such as a debt service coverage ratio, a minimum net worth ratio, and a minimum liquid asset ratio. These financial ratios are usually reviewed on a quarterly basis and if not satisfied may be remedied, insofar as required, through partial repayment of the debt. Upon the expiry of the remedy period defined in the loan agreement, an uncured breach of a financial ratio may constitute grounds for calling the loan due and payable or constitute a trigger for the transfer of proceeds from the property to designated deposit accounts controlled by the lender.

Compliance with the financial ratios (or more stringent ratios) for a period of several months will generally cancel the aforesaid trigger and the funds deposited in the designated deposit accounts will be released back to the Company.

As of December 31, 2021, and the filing of these financial statements, all of the Company’s Property Companies and the guarantors are in compliance with all the financial covenants stipulated in the loan agreements of the Property Companies.

The table below lists the outstanding loans carried out by the Company and its subsidiaries from banks:

Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Due Date	Balance sheet classification	Lender
Maple View Development LLC	2,128	4.25%	2,107	12/28/2024	Short term liabilities	Plains State Bank

The table below lists the outstanding loans being carried by the Company and its subsidiaries from other 3rd parties:

Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Due Date	Balance sheet classification	Lender
Maple Farms GP LLC	3,000	12%	3,000	12/31/2022	Short term liabilities	* Katonti Ltd. and NDBS Investments LLC
Total	3,000		3,000

*	After the balance sheet date the counterparties to this loan were appointed as directors of the company.

The table below lists the outstanding loans carried out by the Company and its subsidiaries from the Sellers of the properties:

Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest		Amount Outstanding December 31, 2021, net (USD in thousands)	Due Date	Balance sheet classification	Lender (***)
Pecan Ranch North LLC	2,855	0	%**	2,855	12/10/2022	Short term liabilities	SH 288 & 476 Partners LTD
Maple Grove Development LLC	2,000	8%		2,000	2/8/2023	Short term liabilities	Morton Newman Partners LLC
Total	4,855			4,855

**	This loan was granted as part of the acquisition agreement for this property.

***	All loans are secured as a first lien on the rights of the property company (borrower) in the property.

Loans are presented net of issuance costs of about $21 thousand.